Inventories, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Inventories, Net [Abstract]
Impairment provided for inventories	$ 239,715	$ 18,320	$ 102,092